UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Raiff Partners, Inc.
Address:                 152 West 57th Street
                         New York, NY 10019

Form 13F File Number:    28-5866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Sheldon Brody
Title:             Chief Financial Officer
Phone:             212-247-6509

Signature, Place and Date of Signing:


/s/ Sheldon Brody                        New York, NY        May 14, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                                3
Form 13F Information Table Entry Total                            8
Form 13F Information Table Value Total:         $33,784 (thousands)

List of Other Included Managers:

No.        Form 13F File No.             Name
---        -----------------             ----

01         28-5534                       Centurion Advisors, L.P.
02         28-5414                       Centurion Investment Group, L.P.
03         28-7106                       Centurion Investors, LLC

                             FORM 13F AS OF 3/31/09
                     REPORTING MANAGER: RAIFF PARTNERS, INC.


------------------------------------------------------------------------------------------------------------------------------------
            Column 1             Column 2         Column 3  Column 4            Column 5    Column 6   Column 7     Column 8

                                                             Fair
                                                             Market   Shares or             Invest-
                                  Title            Cusip     Value    Principal  SH/ PUT/    ment       Other     Voting Authority
         Name of Issuer         of Class           Number   x $1,000   Amount    PRN CALL  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BERNSTEIN HOLDING LP   UNIT LP          01881G106   3,238    220,000    SH          DEFINED     1,2,3   220,000
AT&T                              CS             00206R102  11,592    460,000    SH          DEFINED     1,2,3   460,000
CBS CORPORATION                   CL B           124857202     576    150,000    SH          DEFINED     1,2,3   150,000
ENERGY TRANSFER EQUITY LP       UNIT LP          29273V100   3,381    160,000    SH          DEFINED     1,2,3   160,000
IPC HOLDINGS LTD.                 CS             G4933P101   1,352     50,000    SH          DEFINED     1,2,3    50,000
ISHARES S&P PREF                STK INDX         464288687   7,635    335,000    SH          DEFINED     1,2,3   335,000
MACYS INC                         CS             55616P104     979    110,000    SH          DEFINED     1,2,3   110,000
SMUCKER J M CO                    CS             832696405   5,031    135,000    SH          DEFINED     1,2,3   135,000


                                                            33,784